Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Schedule of Shares Issuable for Arrangement Options and Solaris Options	The following table shows the change in the shares issuable for Arrangement options and Solaris options during the years ended December 31, 2024 and 2023:
As at December 31,	2024	2023
Balance, start of year	10,556,688	8,131,226
Granted	5,880,000	2,950,000
Exercised	(1,262,868)	(340,666)
Forfeited / Expired / Cancelled[1]	(1,008,820)	(183,872)
Balance, end of year	14,165,000	10,556,688

[1]	Includes options cancelled as part of an exercise on a cashless basis.

Schedule of Black-Scholes Option Pricing Model for the Options Granted

The assumptions used in the Black-Scholes option pricing model for the options granted in the years ended December 31, 2024 and 2023 were as follows:

Weighted average	2024		2023
Exercise price per share issuable	C$	3.65	C$	5.94
Expected term (years)		5		5
Volatility[1]		56%		61%
Expected dividend yield		–		–
Risk-free interest rate		3.02%		3.59%
Weighted average fair value per share		1.78		3.06

[1]	The expected volatility of Solaris is based on the historical volatility of the shares of a comparative peer group of companies.

Schedule of Outstanding and Exercisable Options

The following is a summary of the Company’s outstanding and exercisable options as at December 31, 2024:

Outstanding				Exercisable
Grant date	Exercise price (C$)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
January 2, 2020	$0.80	100,000	0.01	100,000	0.01
March 20, 2020	$0.80	100,000	0.22	100,000	0.22
May 27, 2020	$0.80	2,510,000	0.40	2,510,000	0.40
November 2, 2020	$4.90	2,050,000	0.84	2,050,000	0.84
March 16, 2021	$7.24	300,000	1.21	300,000	1.21
November 10, 2021	$12.45	150,000	1.86	112,500	1.86
August 9, 2022	$7.36	300,000	2.61	150,000	2.61
February 24, 2023	$5.94	2,775,000	3.15	1,143,750	3.15
February 23, 2024	$3.79	900,000	4.15	300,000	4.15
September 18, 2024	$3.30	2,415,000	4.72	200,000	4.72
October 4, 2024	$3.32	305,000	4.76	–	–
November 19, 2024	$3.44	1,300,000	4.89	150,000	4.89
December 13, 2024	$4.56	175,000	4.95	–	–
December 20, 2024	$4.56	300,000	4.97	–	–
December 27, 2024	$5.00	485,000	4.99	–	–
	3.98	14,165,000	2.88	7,116,250	1.44